Income Taxes Level 4 (Details) - Components of Income Tax Expense (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current [Abstract]
Federal	$ 0	$ 0	$ 0
State and local	3	(2)	0
Foreign	24	12	30
Total current	27	10	30
Deferred [Abstract]
Federal	332	(365)	(2)
State and local	10	(8)	0
Foreign	(20)	(21)	(25)
Total deferred	322	(394)	(27)
Income tax (benefit) expense	$ 349	$ (384)	$ 3
Federal Statutory Income Tax Rate	35.00%